CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	150,000,000	150,000,000	150,000,000
Common stock shares issued (in shares)	33,352,858	33,323,171	14,830,013
Common stock shares outstanding (in shares)	33,352,858	33,323,171	14,830,013